CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent company USD ($)	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Cost of revenues	$ (240,692)	(1,499,536)	(697,337)	(350,830)	$ (11)	(66)	(150)	(94)
Gross loss	47,518	296,039	200,287	36,267	(11)	(66)	(150)	(94)
Operating expenses:
Product development	(27,750)	(172,885)	(72,573)	(31,287)	(6)	(37)	(119)	(108)
Sales and marketing	(58,378)	(363,707)	(230,475)	(130,238)	(53)	(330)	(40)	(54)
General and administrative	(38,220)	(238,112)	(80,529)	(28,957)	(5,521)	(34,396)	(6,634)	(1,920)
Total operating expenses	(124,348)	(774,704)	(383,577)	(190,482)	(5,580)	(34,763)	(6,793)	(2,082)
Loss from operations	(76,830)	(478,665)	(183,290)	(154,215)	(5,591)	(34,829)	(6,943)	(2,176)
Interest income	7,299	45,478	23,693	1,170	6,186	38,537	19,970	8
Interest expenses	(640)	(3,989)	(6,825)	(7,440)	(567)	(3,534)	(6,825)	(7,440)
Equity in losses of subsidiaries					(68,524)	(426,907)	(181,749)	(150,808)
Other income (loss), net	1,566	9,757	(5,682)	69	439	2,730	3,443
Change in fair value of warrant liability				(44,268)				(44,268)
Loss before income taxes	(68,605)	(427,419)	(172,104)	(204,684)	(68,057)	(424,003)	(172,104)	(204,684)
Income tax benefit	548	3,416
Net loss	(68,057)	(424,003)	(172,104)	(204,684)	(68,057)	(424,003)	(172,104)	(204,684)
Other comprehensive loss, net of tax of nil
Other comprehensive loss, tax
Foreign currency translation adjustment	(1,173)	(7,304)	(94,225)	(11,094)	(1,173)	(7,304)	(94,225)	(11,094)
Comprehensive loss attributable to ordinary shareholders	$ (69,230)	(431,307)	(266,329)	(215,778)	$ (69,230)	(431,307)	(266,329)	(215,778)